N-2	Sep. 07, 2023 USD ($)
Cover [Abstract]
Entity Central Index Key	0001990804
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	false
Entity Registrant Name	Abacus Equity Income Fund
Entity Address, Address Line One	2101 Park Center Drive
Entity Address, Address Line Two	Suite 170
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	800
Local Phone Number	561-4148
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Annual Fund Operating Expenses
(1)

Shareholder Transaction Expenses
Maximum Sales Load (as a percent of offering price) (2)	5%
Contingent Deferred Sales Charge (3)	1%
(1)
The amounts presented in the table estimates the amounts the Fund expects to pay during its first 12 months of operation. The purpose of the table above is to assist you
in understanding the various costs and expenses you will bear directly or indirectly as a shareholder in the Fund.

Sales Load [Percent]	5.00%	[1],[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[2],[3]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees (4)	1.45	% per annum
Other Expenses (5)
Shareholder Servicing Expenses (6)	0.15%
Distribution Fee (7)	0.25%
Remaining Other Expenses (8)	0.10%
Total Annual Expenses (9)	1.95%
(2)
Investors purchasing shares may be charged a sales load of up to 5% of the investment amount. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”

(3)	Shareholders may be subject to a contingent deferred sales charge on shares repurchased during the first 365 days after their purchase.

(4)	The Management Fee paid by the Fund is calculated at the annual rate of 1.45% of the average daily value of the Fund’s average daily NAV.

(5)
Amounts assumes that the Fund sells $250,000,000 worth of shares during the Fund’s first twelve months and that the Fund’s net offering proceeds from such sales equal $237,500,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount over the following twelve months, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will sell $250,000,000 worth of shares during the following twelve months.

(6)
The Fund may charge a shareholder servicing fee of up to 0.15% per year. The Fund may use this fee to compensate financial intermediaries or financial institutions for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund may reasonably request. For more information regarding Shareholder Servicing Expenses, see
“
Plan of Distribution
.”

(7)
Shareholders may pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.25% of the average daily net assets attributable to shares and is payable on a monthly basis. See “Plan of Distribution.”

(8)
Other expenses include accounting, legal and auditing fees of the Fund, organizational and offering costs
, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.

(9)	Total Annual Expenses does not include the Acquired Fund Fees and Expenses.

3
The Fund Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Management Fees [Percent]	1.45%	[2],[4]
Distribution/Servicing Fees [Percent]	0.25%	[2],[5]
Loan Servicing Fees [Percent]	0.15%	[2],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.10%	[2],[7]
Total Annual Expenses [Percent]	1.95%	[2],[8]
Expense Example [Table Text Block]
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment. The example assumes annual expenses attributable to shares remain unchanged from the levels described in the Fund Expenses Table above (excluding any Acquired Fund Fees and Expenses) and shares earn a 5% annual return:

1 Year	3 Years	5 Years	10 Years
$195	$585	$975	$1,950

Expense Example, Year 01	$ 195
Expense Example, Years 1 to 3	585
Expense Example, Years 1 to 5	975
Expense Example, Years 1 to 10	$ 1,950
Purpose of Fee Table , Note [Text Block]	The purpose of the table above is to assist you in understanding the various costs and expenses you will bear directly or indirectly as a shareholder in the Fund.
Basis of Transaction Fees, Note [Text Block]	as a percent of offering price	[1],[2]
Other Expenses, Note [Text Block]	Other expenses include accounting, legal and auditing fees of the Fund, organizational and offering costs
, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee paid by the Fund is calculated at the annual rate of 1.45% of the average daily value of the Fund’s average daily NAV.
Acquired Fund Fees and Expenses, Note [Text Block]	Total Annual Expenses does not include the Acquired Fund Fees and Expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES
Investment Objectives and Policies
Investment Objective
.
The Fund’s objectives are to deploy the proceeds of this offering into an actively managed large and diversified portfolio of tertiary market non-variable
individual life insurance contracts, individual annuities, and individual single premium income annuities (the “Mortality Contracts”), assets similar to or derivative of Mortality Contracts. Mortality Contracts and similar or derivative assets are referred to herein as “Longevity Assets.” The Portfolio Manager expects that investments in the Longevity Assets will provide an attractive risk adjusted return.
Investment Policies
.
The Fund can change its investment objectives with the requirement of a 75% supermajority vote from the holders of voting securities (Needs check). The primary focus of the Fund is to effectively deploy the proceeds of its offering into a diverse and actively managed portfolio consisting mainly of tertiary market non-variable
individual life insurance contracts, individual annuities, and individual single premium income annuities.
Investment Strategy and Criteria Used in Selecting Investments
The Longevity Market Methodology leverages the latest capabilities in High Performance Computing (HPC) to estimate the stochastic properties of the longevity assets. Of primary importance is the valuation of the assets, as well as intervals of confidence around these values. We utilize a heatmap rating system to assess the risk level of each policy. The heatmap assigns grades ranging from 1 to 5, with 1 indicating an investment with lower breakeven risk and greater holding opportunity and 5 representing an investment with higher breakeven risk due to an extended mortality experience and greater trade opportunity. In accordance with our investment policy, we thoroughly evaluate each policy using the heatmap and other valuation metrics before making investment decisions. This process allows us to identify policies that align with our risk tolerance and investment objectives. By adhering to this methodology, we aim to optimize our portfolio composition and maximize returns for our investors.
LMA is responsible for valuing the assets. At the point of purchase, certain Mortality Contracts will be valued at the purchase price, with the exception of the purchase of certain Mortality Contracts bought at prices LMA, in its sole and absolute discretion, believes to be lower than that for which such Mortality Contracts can be resold within a reasonably brief period of time. Such Mortality Contracts may be valued based on LMA’s reasonable estimate of their expected resale value, or their expected value upon the death of the underlying insured. See “Valuation Policy.”
Once each Mortality Contract is acquired, its present value will be determined based on the mortality curve applied to the Mortality Contract at the time it was purchased, the premiums paid in respect of the Mortality Contract since it was acquired, any change in the credit risk of the carrier, and any change in the mortality curve associated with the insured covered by the contract.
Upon receipt by LMA of a notice that an insured covered by a contract held by the Issuer has matured, the net cash proceeds expected to be collected from the relevant insurance company will be added to the value of the Issuer, and the value of certain Mortality Contracts from which such proceeds are derived will be reduced to zero.

Risk Factors [Table Text Block]
RISK FACTORS
An investment
in
the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself the Fund does not constitute a complete investment program. Before investing in the Fund, you should consider carefully the following risks the Fund faces, together with the other information contained in the Prospectus. If any of these risks discussed in this Prospectus occurs, the Fund’s results of operations could be materially and adversely affected. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.
Volatile Markets Risks
. Markets experience periods of disruption and instability from time to time. The prices of the Fund’s investments, and therefore the NAV of the Fund, can be highly volatile. In addition, governments from time to time intervene, directly and by regulation, in certain markets. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.
Non-Diversification
Risk
. The value of a specific asset can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified
fund, the Fund may invest more than 5% of its total assets in the Longevity Assets of one or more issuers measured at the time of the acquisition of such Longevity Asset. The Fund’s performance may be more sensitive to any single economic, business, legal, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s Longevity Assets that are held in the Fund’s portfolio may decline for a number of reasons, which directly relate to the issuer, including as a result of legal or regulatory issues or cybersecurity incidents.
Market Manipulation Risks
. While the risk of market manipulation exists in connection with transactions in any asset class, the risk may be greater for the Fund’s shares because any means by which the Fund’s shares may transfer would lack the same breadth of market and liquidity as a traditional security. Similarly, there isn’t a formal trading market for Longevity Assets. Therefore, larger players in this asset class may have the ability to manipulate pricing for such contracts.
Subsidiary Risk
. The Fund may determine to hold certain assets, particularly
non-U.S.
Longevity Assets in
non-U.S.
subsidiaries. Investing through a
non-U.S.
Subsidiary may expose shareholders to additional or different risks than if the Fund invested directly. By investing through a
non-U.S.
Subsidiary, the Fund is exposed to the risks associated with such Subsidiary’s governance and investments. A Subsidiary will not be registered as an investment company under the 1940 Act and is not subject to all of the investor protections of the 1940 Act, although a Subsidiary is managed pursuant to the compliance policies and procedures of the Fund applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or a Subsidiary to operate as described in this Prospectus and could adversely affect the Fund.
Management Risk
.
The
NAV of the
Fund
changes daily based on the performance of its investments and other factors. The Manager’s judgments about the attractiveness, value and potential appreciation of particular asset class and/or investments in which the Fund invests may prove to be incorrect and may not produce the desired results. The Manager relies on analytical models (both proprietary and third-party models) as well as information and data supplied by third parties. These models and data may be used to value assets or potential asset acquisitions and dispositions and also in connection with the Fund’s asset management activities. If the Manager’s models and data prove to be incorrect, misleading, or incomplete, any decisions made in reliance thereon could expose the Fund to potential risks. The Manager’s models and data may induce it to purchase certain assets at prices that are too high, to sell certain other assets at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging activities that are based on faulty models and data may prove to be unsuccessful.

Leveraging Risk
. The use of leverage such as borrowing money or issuing shares of preferred stock to purchase Longevity Assets, if the Manager determines to use leverage, will magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may depress the returns of the Fund.

While the Manager has no current intention to use leverage, under the provisions of the 1940 Act, the Fund will be permitted, as a registered closed-end
investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, we will be permitted to issue additional shares of preferred stock so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred stock, is at least 200% after each issuance of such preferred stock. If the value of our assets declines, we may be unable to satisfy these tests. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or redeem outstanding shares of preferred stock, in each case at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness or preferred dividends would not be available for distributions to our common stockholders. Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, the preferred stock would rank “Senior” to common stock in our capital structure, preferred stockholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of our common stockholders, and the issuance of shares of preferred stock could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.
Holders of any preferred stock we might issue could be granted rights to (i) elect members of our Board; (ii) have class voting rights on certain matters, including changes in fundamental investment restrictions and conversion to open-end
status, and accordingly could veto any such changes; and/or (iii) impose restrictions on the declarations and payment of dividends or other distributions to the holders of our common shares and preferred stock which might impair our ability to maintain our qualification as a RIC for federal income tax purposes.
Valuation Risks
. The values of some of the assets in the Fund’s portfolio may not be readily determinable because the market for Longevity Assets is neither fully developed nor transparent. If the markets for these assets become questionable, the Manager may determine to value these assets at fair value, as determined in good faith by the Manager, subject to the oversight of the Board. Because such valuations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Manager’s determinations of fair value may differ from the values that would have been used if a ready market for these assets existed or from the prices at which trades occur. Changes in the fair value of the Fund’s assets directly impact the Fund’s net income and the Fund’s NAV through recording unrealized appreciation or depreciation of its investments and derivative instruments, and so the Manager’s determination of fair value has a material impact on the Fund’s net income and the Fund’s NAV.
While in many cases the Manager’s determination of the fair value of the Fund’s assets is based on valuations provided by third-party dealers and pricing services, the Manager can and does value assets based upon its judgment and such valuations may differ from those provided by third-party dealers and pricing services. Valuations of certain assets are often difficult to obtain or are unreliable. In general, dealers and pricing services heavily disclaim their valuations. Additionally, dealers may claim to furnish valuations only as an accommodation and without special compensation, and so they may disclaim any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations, including any act of negligence or breach of any warranty. Depending on the complexity and illiquidity of an asset, valuations of the same asset can vary substantially from one dealer or pricing service to another. Higher valuations of the Fund’s assets have the effect of increasing the amount of management fees the Fund pays to the Manager. Therefore, conflicts of interest exist because the Manager is involved in the determination of the fair value of the Fund’s assets.
Service Provider Risks
.
The Fund will rely on service providers selected by the Manager, third party originators or by borrowers to store, transfer, buy, sell, liquidate, record or otherwise service assets. The Fund will also rely on third party life expectancy providers to support its valuations of the Longevity Assets. To the extent that a service provider or the technology deployed by a service provider fails to perform these tasks, the Fund’s investments may be adversely affected. These risks could affect the value of a particular investment, including the possible loss of the entire invested amount. An investment may represent an indirect ownership, or lien on collateral which may have no value. As a result, any investment product with collateral may be unsecured. The value of the collateral may at any point be worth less than the value of the original investment.
Limited History of Operations Risk
. The Fund is a recently organized
closed-end
investment company with limited history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund operates under inopportune market or economic conditions, it may not be able to achieve its investment objective. If the Fund fails to achieve its desired size, our expense ratio will be higher than expected. In addition, it may be difficult to implement the Fund’s strategy unless the Fund raises a meaningful amount of assets.
New Manager Risk
. The Manager has not previously managed an interval fund. Accordingly, shareholders in the Fund bear the risk that the Manager’s inexperience may limit its effectiveness.
Reliance on the Manager Risk
. Decisions with respect to the management of the Fund will be made by the Manager. There can be no assurance that all of the professionals of the Manager will continue to be associated with the Fund. The loss of the services of one or more members of the professional staff of the Manager could have a material adverse impact on the Fund’s ability to realize its investment objective.
Distribution Policy Risk
.
The Fund intends to make quarterly distributions to its shareholders with the result being that all or substantially all of the Fund’s net investment income and net realized capital gains being distributed to its shareholders. The distribution policy also may cause the Fund to sell an asset at a time it would not otherwise do so in order to manage the distribution of income and gain. If taxable distributions are reinvested in the Fund, such reinvestment may leave the shareholder with tax obligations without a related cash distribution from the Fund, resulting in the need for such shareholder to fund the resulting tax obligation from other assets (i.e., assets other than cash or property received from Distribution(s)).
Repurchase Policy Risks
.
Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio investments. However, regulatory liquidity requirements for payment of repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Manager otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Manager may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money or use proceeds from the issuance of shares of preferred stock to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid assets. Also, the sale of investments to fund repurchases could reduce the market price of those assets, which in turn would reduce the Fund’s NAV.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase by the Fund of a shareholder’s shares may be a taxable event to such shareholder.

Cybersecurity Risk
. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cybersecurity include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Fund, the Manager, the Custodian, the Transfer Agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of assets in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.
Derivatives Risk
. While the fund has no present intention to use derivative instruments, if used, derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the Longevity Assets or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. When used as hedging instruments, derivatives could subject the Fund to the risk that there will be an imperfect correlation between the value of the derivative and the positions of the Fund being hedged by the derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. There may not be a liquid secondary market for the derivative instruments traded by the Fund. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. The Fund’s use of derivatives is also subject to the following additional risks:
Counterparty Risk
. The Fund’s investments in derivatives may be exposed to the credit risk of the counterparties with which, or the dealers, custodians, servicers, special purpose vehicles (“SPVs”), brokers and exchanges through which, the Fund deals, whether in exchange-traded or OTC transactions. The Fund may be subject to the risk of loss of Fund assets on deposit or being settled or cleared with a broker in the event of the broker’s bankruptcy, the bankruptcy of any clearing broker through which the broker executes and clears transactions on behalf of the Fund, the bankruptcy of an exchange clearing house or the bankruptcy of any other counterparty. To the extent that the Fund has posted margin or has other amounts held by a counterparty that becomes insolvent, the Fund may be deemed to be an unsecured creditor of the counterparty and would need to pursue its claim in bankruptcy or liquidation proceedings. Amounts for any such claims may be less than the amounts owed to the Fund. Such events would have an adverse effect on the Fund’s NAV.
Natural Disaster/Epidemic Risk
. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19),
have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increase the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives, which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor and third-party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements instruments and can influence the ability of the Fund to complete redemptions and otherwise affect Fund performance. A widespread crisis may also affect the global economy in ways that cannot be foreseen or predicted. How long such events will last and whether they will continue or recur cannot be predicted with any certainty. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk that Current Assumptions and Expectations Could Become Outdated As a Result of a Global Economic Shock
. In 2020, the onset of the novel coronavirus
(COVID-19)
caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of
COVID-19.
These actions had a severe economic impact on global economies as economic activity. Financial markets across the globe are slowly recovering from this severe distress. While the
COVID-19
pandemic has seemingly “Normalized”, we must be vigilant for the next crisis, the cause of which is unknown. New shocks can arise from any source including increased tensions with Russia due to its invasion of Ukraine, friction with China over international trade and espionage, competition for natural resources including energy and rare earth materials, as well as global warming and domestic tensions, to name a few. Current and future global economic shocks may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.
Tax Risks
Regulated Investment Company Status
.
The Fund intends to qualify for treatment as a RIC under Subchapter M of Chapter 1 of the Code. In order to qualify for such treatment, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy an asset diversification test on a quarterly basis. If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions depending on the failure and the related causes. To qualify for such relief, the Fund may be required to dispose of certain assets, including in a manner that is inconsistent with its investment policies, and pay certain penalty taxes.
While the Fund intends to take the position that income from its investments in Longevity Assets results in gross income from such prescribed sources and such assets are otherwise qualifying assets for the above mentioned requirements, the tax treatment and characterization of Longevity Assets and similar assets under one or more of the qualification or distribution tests applicable to RICs is not certain and not without risk. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for RIC treatment.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt
income and net long-term capital gains, may be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.
The Fund’s intention to continue to qualify and be eligible for treatment as a RIC can limit its ability to acquire or continue to hold positions that would otherwise be consistent with its investment strategy or can require it to engage in transactions in which it would otherwise not engage, resulting in additional transaction costs and reducing the Fund’s return to shareholders.
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary distributions to the extent of the Fund’s current and accumulated earnings and profits. Such distributions, however, would be eligible (i) to be treated as qualified distribution income in the case of non-corporate
U.S. shareholders and (ii) for the distributions-received deduction in the case of U.S. shareholders taxed as corporations, in each case provided that certain holding period and other requirements are met. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.
Excise Tax Risk
. A RIC that fails to distribute, by the close of each calendar year, an amount at least equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year
period ending on October 31 of such calendar year, plus any shortfalls from any prior year’s required distribution, is liable for a 4% (nondeductible) excise tax on the portion of the undistributed amounts of such income that are less than the required distributions. There can be no assurance of the Fund’s excise tax liability.
Qualified Dividend Income Risk
.
Given the Fund’s investment strategies, in particular, its anticipated investments in Longevity Assets, there can be no assurance as to what portions (if any) of the Fund’s Distributions will be designated as qualified dividend income, which means Distributions taxed to shareholders may be subject to higher rates of tax than those applicable to qualified dividend income.
Additional tax considerations are discussed in this Prospectus (see, e.g., “
Certain U.S. Federal Income Tax Matters
”) and the related SAI.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
The following is a summary discussion of certain material U.S. federal income tax aspects concerning the Fund and the purchase, ownership and disposition of shares of the Fund. This discussion does not purport to be complete or to deal with all aspects of U.S. federal income taxation that may be relevant to shareholders in light of their particular circumstances. Unless otherwise noted, this discussion applies only shareholders who are “U.S. shareholders” that hold shares as capital assets. A “U.S. Shareholder” is an individual who is a citizen or resident

39
of the United States, a U.S. corporation, a trust if it (a) is subject to the primary supervision of a court in the United States and one or more U.S. persons have the authority to control all substantial decisions of the trust or (b) has made a valid election to be treated as a U.S. person, or any estate the income of which is subject to U.S. federal income tax regardless of its source. Potential investors should consult their tax advisors regarding other federal, state, local, and
non-U.S.
tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Fund.
This discussion does not address all tax considerations that may be important to a particular shareholder in light of the shareholder’s circumstances, or to certain categories of shareholders that may be subject to special rules, such as financial institutions, insurance companies, regulated investment companies, mutual funds, tax exempt organizations, governmental organizations, real estate investment trusts, traders in securities or commodities that elect mark to market treatment, individual retirement accounts, employee benefit and other tax-qualified
retirement plans (e.g., 401(k)), certain former citizens and residents of the United States, persons whose “Functional Currency” is not the U.S. dollar, brokers, dealers in securities or currencies, persons holding assets or interests as part of a “Straddle,” “Hedge,” “Constructive Sale,” “Conversion Transaction,” “Synthetic Security,” or other integrated transaction or risk reduction transaction, persons subject to the alternative minimum tax, “S” corporations, “Controlled Foreign Corporations,” corporations that accumulate earnings to avoid U.S. federal income tax, persons subject to special tax accounting rules, partnerships, or other pass-through entities and holders of interests therein. This discussion also does not address any aspect of other U.S. federal tax laws, such as estate and gift tax laws, or any aspect of foreign, state, or local taxation or any applicable tax treaty.
If a partnership or other entity treated as a partnership for U.S. federal income tax purposes holds shares, the U.S. federal income tax treatment of a partner of the partnership generally will depend upon the status of the partner and the activities of the partnership. If you are a partner of a partnership acquiring the shares, you are urged to consult your own tax advisor about the U.S. federal income tax consequences of acquiring, owning and disposing of the shares.
The Fund intends to elect to be treated as and intends to qualify to be treated each year as a “Regulated Investment Company” (“RIC”) under Subchapter M of the Code. A RIC generally is not subject to federal income tax at the entity level on income and gains that are timely distributed to shareholders. To qualify under Subchapter M of the Internal Revenue Code for treatment as a RIC, the Fund must, among other things: (a) distribute to its shareholders each taxable year at least 90% of the sum of (i) its “Investment Company Taxable Income” (as that term is defined in the Code, but without regard to the deduction for dividends paid) and (ii) its net tax-exempt
income (the excess of its gross
tax-exempt
interest income over certain disallowed deductions); (b) derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a “Qualified Publicly Traded Partnership” (as defined in the Code); and (c) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year (i) at least 50% of the value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount not greater in value than 5% of the Fund’s total assets, and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities of any one issuer (other than U.S. government securities or securities of other RICs), the securities of two or more issuers (other than securities of other RICs) controlled by the Fund and engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. For purposes of determining whether the Fund satisfies the 90% gross income test described in clause (2) above, the character of the Fund’s distributive share of items of income, gain and loss derived through a partnership (other than a qualified publicly traded partnership) or trust generally will be determined as if the Fund realized such tax items directly.

40
The Fund’s investment strategy will potentially be limited by its intention to qualify for treatment as a RIC. The tax treatment and characterization of investments by the Fund in Longevity Assets and income derived therefrom is not certain for purposes of the above rules relating to RIC qualifications and status. While the Fund intends to take the position that Longevity Assets are “securities” for such purposes (or are assets of the type that are otherwise within the scope of assets necessary to maintaining RIC status), there is no certainty that the IRS or another taxing authority will agree with or otherwise uphold that position. The Fund has not sought and is not seeking any ruling or guidance from the IRS or any other taxing, judicial or administrative authority. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for such treatment. Failure of the Fund to qualify and be eligible to be treated as a RIC would result in fund-level taxation and, consequently, a reduced return on a shareholder’s investment. As discussed below, the Fund could in some cases cure such failure, including by paying a Fund-level tax or interest, making additional distributions, or disposing of certain assets.

Volatile Markets Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Volatile Markets Risks
. Markets experience periods of disruption and instability from time to time. The prices of the Fund’s investments, and therefore the NAV of the Fund, can be highly volatile. In addition, governments from time to time intervene, directly and by regulation, in certain markets. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification
Risk
. The value of a specific asset can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified
fund, the Fund may invest more than 5% of its total assets in the Longevity Assets of one or more issuers measured at the time of the acquisition of such Longevity Asset. The Fund’s performance may be more sensitive to any single economic, business, legal, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s Longevity Assets that are held in the Fund’s portfolio may decline for a number of reasons, which directly relate to the issuer, including as a result of legal or regulatory issues or cybersecurity incidents.

Market Manipulation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Manipulation Risks
. While the risk of market manipulation exists in connection with transactions in any asset class, the risk may be greater for the Fund’s shares because any means by which the Fund’s shares may transfer would lack the same breadth of market and liquidity as a traditional security. Similarly, there isn’t a formal trading market for Longevity Assets. Therefore, larger players in this asset class may have the ability to manipulate pricing for such contracts.

Subsidiary Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risk
. The Fund may determine to hold certain assets, particularly
non-U.S.
Longevity Assets in
non-U.S.
subsidiaries. Investing through a
non-U.S.
Subsidiary may expose shareholders to additional or different risks than if the Fund invested directly. By investing through a
non-U.S.
Subsidiary, the Fund is exposed to the risks associated with such Subsidiary’s governance and investments. A Subsidiary will not be registered as an investment company under the 1940 Act and is not subject to all of the investor protections of the 1940 Act, although a Subsidiary is managed pursuant to the compliance policies and procedures of the Fund applicable to it. Changes in the laws of the United States and/or the jurisdiction in which a Subsidiary is organized could result in the inability of the Fund and/or a Subsidiary to operate as described in this Prospectus and could adversely affect the Fund.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
.
The
NAV of the
Fund
changes daily based on the performance of its investments and other factors. The Manager’s judgments about the attractiveness, value and potential appreciation of particular asset class and/or investments in which the Fund invests may prove to be incorrect and may not produce the desired results. The Manager relies on analytical models (both proprietary and third-party models) as well as information and data supplied by third parties. These models and data may be used to value assets or potential asset acquisitions and dispositions and also in connection with the Fund’s asset management activities. If the Manager’s models and data prove to be incorrect, misleading, or incomplete, any decisions made in reliance thereon could expose the Fund to potential risks. The Manager’s models and data may induce it to purchase certain assets at prices that are too high, to sell certain other assets at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging activities that are based on faulty models and data may prove to be unsuccessful.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leveraging Risk
. The use of leverage such as borrowing money or issuing shares of preferred stock to purchase Longevity Assets, if the Manager determines to use leverage, will magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may depress the returns of the Fund.

While the Manager has no current intention to use leverage, under the provisions of the 1940 Act, the Fund will be permitted, as a registered closed-end
investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, we will be permitted to issue additional shares of preferred stock so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred stock, is at least 200% after each issuance of such preferred stock. If the value of our assets declines, we may be unable to satisfy these tests. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or redeem outstanding shares of preferred stock, in each case at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness or preferred dividends would not be available for distributions to our common stockholders. Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, the preferred stock would rank “Senior” to common stock in our capital structure, preferred stockholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of our common stockholders, and the issuance of shares of preferred stock could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.
Holders of any preferred stock we might issue could be granted rights to (i) elect members of our Board; (ii) have class voting rights on certain matters, including changes in fundamental investment restrictions and conversion to open-end
status, and accordingly could veto any such changes; and/or (iii) impose restrictions on the declarations and payment of dividends or other distributions to the holders of our common shares and preferred stock which might impair our ability to maintain our qualification as a RIC for federal income tax purposes.

Valuation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risks
. The values of some of the assets in the Fund’s portfolio may not be readily determinable because the market for Longevity Assets is neither fully developed nor transparent. If the markets for these assets become questionable, the Manager may determine to value these assets at fair value, as determined in good faith by the Manager, subject to the oversight of the Board. Because such valuations are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, the Manager’s determinations of fair value may differ from the values that would have been used if a ready market for these assets existed or from the prices at which trades occur. Changes in the fair value of the Fund’s assets directly impact the Fund’s net income and the Fund’s NAV through recording unrealized appreciation or depreciation of its investments and derivative instruments, and so the Manager’s determination of fair value has a material impact on the Fund’s net income and the Fund’s NAV.
While in many cases the Manager’s determination of the fair value of the Fund’s assets is based on valuations provided by third-party dealers and pricing services, the Manager can and does value assets based upon its judgment and such valuations may differ from those provided by third-party dealers and pricing services. Valuations of certain assets are often difficult to obtain or are unreliable. In general, dealers and pricing services heavily disclaim their valuations. Additionally, dealers may claim to furnish valuations only as an accommodation and without special compensation, and so they may disclaim any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations, including any act of negligence or breach of any warranty. Depending on the complexity and illiquidity of an asset, valuations of the same asset can vary substantially from one dealer or pricing service to another. Higher valuations of the Fund’s assets have the effect of increasing the amount of management fees the Fund pays to the Manager. Therefore, conflicts of interest exist because the Manager is involved in the determination of the fair value of the Fund’s assets.

Service Provider Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Service Provider Risks
.
The Fund will rely on service providers selected by the Manager, third party originators or by borrowers to store, transfer, buy, sell, liquidate, record or otherwise service assets. The Fund will also rely on third party life expectancy providers to support its valuations of the Longevity Assets. To the extent that a service provider or the technology deployed by a service provider fails to perform these tasks, the Fund’s investments may be adversely affected. These risks could affect the value of a particular investment, including the possible loss of the entire invested amount. An investment may represent an indirect ownership, or lien on collateral which may have no value. As a result, any investment product with collateral may be unsecured. The value of the collateral may at any point be worth less than the value of the original investment.

Limited History Of Operations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited History of Operations Risk
. The Fund is a recently organized
closed-end
investment company with limited history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund operates under inopportune market or economic conditions, it may not be able to achieve its investment objective. If the Fund fails to achieve its desired size, our expense ratio will be higher than expected. In addition, it may be difficult to implement the Fund’s strategy unless the Fund raises a meaningful amount of assets.

New Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	New Manager Risk . The Manager has not previously managed an interval fund. Accordingly, shareholders in the Fund bear the risk that the Manager’s inexperience may limit its effectiveness.
Reliance On The Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on the Manager Risk
. Decisions with respect to the management of the Fund will be made by the Manager. There can be no assurance that all of the professionals of the Manager will continue to be associated with the Fund. The loss of the services of one or more members of the professional staff of the Manager could have a material adverse impact on the Fund’s ability to realize its investment objective.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Policy Risk
.
The Fund intends to make quarterly distributions to its shareholders with the result being that all or substantially all of the Fund’s net investment income and net realized capital gains being distributed to its shareholders. The distribution policy also may cause the Fund to sell an asset at a time it would not otherwise do so in order to manage the distribution of income and gain. If taxable distributions are reinvested in the Fund, such reinvestment may leave the shareholder with tax obligations without a related cash distribution from the Fund, resulting in the need for such shareholder to fund the resulting tax obligation from other assets (i.e., assets other than cash or property received from Distribution(s)).

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Policy Risks
.
Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio investments. However, regulatory liquidity requirements for payment of repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Manager otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Manager may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money or use proceeds from the issuance of shares of preferred stock to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid assets. Also, the sale of investments to fund repurchases could reduce the market price of those assets, which in turn would reduce the Fund’s NAV.

Repurchase of shares will tend to reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets may increase the Fund’s expense ratio, to the extent that additional shares are not sold. In addition, the repurchase by the Fund of a shareholder’s shares may be a taxable event to such shareholder.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
. The Fund and its service providers may be prone to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cybersecurity include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Fund, the Manager, the Custodian, the Transfer Agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of assets in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
. While the fund has no present intention to use derivative instruments, if used, derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the Longevity Assets or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. When used as hedging instruments, derivatives could subject the Fund to the risk that there will be an imperfect correlation between the value of the derivative and the positions of the Fund being hedged by the derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. There may not be a liquid secondary market for the derivative instruments traded by the Fund. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. The Fund’s use of derivatives is also subject to the following additional risks:

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk
. The Fund’s investments in derivatives may be exposed to the credit risk of the counterparties with which, or the dealers, custodians, servicers, special purpose vehicles (“SPVs”), brokers and exchanges through which, the Fund deals, whether in exchange-traded or OTC transactions. The Fund may be subject to the risk of loss of Fund assets on deposit or being settled or cleared with a broker in the event of the broker’s bankruptcy, the bankruptcy of any clearing broker through which the broker executes and clears transactions on behalf of the Fund, the bankruptcy of an exchange clearing house or the bankruptcy of any other counterparty. To the extent that the Fund has posted margin or has other amounts held by a counterparty that becomes insolvent, the Fund may be deemed to be an unsecured creditor of the counterparty and would need to pursue its claim in bankruptcy or liquidation proceedings. Amounts for any such claims may be less than the amounts owed to the Fund. Such events would have an adverse effect on the Fund’s NAV.

Natural Disaster Epidemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Natural Disaster/Epidemic Risk
. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19),
have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increase the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives, which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor and third-party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements instruments and can influence the ability of the Fund to complete redemptions and otherwise affect Fund performance. A widespread crisis may also affect the global economy in ways that cannot be foreseen or predicted. How long such events will last and whether they will continue or recur cannot be predicted with any certainty. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.

Risk That Current Assumptions And Expectations Could Become Outdated As A Result Of A Global Economic Shock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk that Current Assumptions and Expectations Could Become Outdated As a Result of a Global Economic Shock
. In 2020, the onset of the novel coronavirus
(COVID-19)
caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of
COVID-19.
These actions had a severe economic impact on global economies as economic activity. Financial markets across the globe are slowly recovering from this severe distress. While the
COVID-19
pandemic has seemingly “Normalized”, we must be vigilant for the next crisis, the cause of which is unknown. New shocks can arise from any source including increased tensions with Russia due to its invasion of Ukraine, friction with China over international trade and espionage, competition for natural resources including energy and rare earth materials, as well as global warming and domestic tensions, to name a few. Current and future global economic shocks may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks
Regulated Investment Company Status
.
The Fund intends to qualify for treatment as a RIC under Subchapter M of Chapter 1 of the Code. In order to qualify for such treatment, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy an asset diversification test on a quarterly basis. If the Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions depending on the failure and the related causes. To qualify for such relief, the Fund may be required to dispose of certain assets, including in a manner that is inconsistent with its investment policies, and pay certain penalty taxes.
While the Fund intends to take the position that income from its investments in Longevity Assets results in gross income from such prescribed sources and such assets are otherwise qualifying assets for the above mentioned requirements, the tax treatment and characterization of Longevity Assets and similar assets under one or more of the qualification or distribution tests applicable to RICs is not certain and not without risk. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for RIC treatment.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt
income and net long-term capital gains, may be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.
The Fund’s intention to continue to qualify and be eligible for treatment as a RIC can limit its ability to acquire or continue to hold positions that would otherwise be consistent with its investment strategy or can require it to engage in transactions in which it would otherwise not engage, resulting in additional transaction costs and reducing the Fund’s return to shareholders.
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary distributions to the extent of the Fund’s current and accumulated earnings and profits. Such distributions, however, would be eligible (i) to be treated as qualified distribution income in the case of non-corporate
U.S. shareholders and (ii) for the distributions-received deduction in the case of U.S. shareholders taxed as corporations, in each case provided that certain holding period and other requirements are met. The Fund could be required to recognize unrealized gains, pay taxes and make distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.

Excise Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Excise Tax Risk
. A RIC that fails to distribute, by the close of each calendar year, an amount at least equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year
period ending on October 31 of such calendar year, plus any shortfalls from any prior year’s required distribution, is liable for a 4% (nondeductible) excise tax on the portion of the undistributed amounts of such income that are less than the required distributions. There can be no assurance of the Fund’s excise tax liability.

Qualified Dividend Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Qualified Dividend Income Risk
.
Given the Fund’s investment strategies, in particular, its anticipated investments in Longevity Assets, there can be no assurance as to what portions (if any) of the Fund’s Distributions will be designated as qualified dividend income, which means Distributions taxed to shareholders may be subject to higher rates of tax than those applicable to qualified dividend income.
Additional tax considerations are discussed in this Prospectus (see, e.g., “
Certain U.S. Federal Income Tax Matters
”) and the related SAI.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	111 South Wacker Drive
Entity Address, Address Line Two	Suite 4200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
Contact Personnel Name	Thomas V. Bohac Jr., Esq
Common Share [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to shares	[2]

[1]	Investors purchasing shares may be charged a sales load of up to 5% of the investment amount. The table assumes the maximum sales load is charged. The Distributor may, in its discretion, waive all or a portion of the sales load for certain investors. See “Plan of Distribution.”
[2]	The amounts presented in the table estimates the amounts the Fund expects to pay during its first 12 months of operation. The purpose of the table above is to assist you in understanding the various costs and expenses you will bear directly or indirectly as a shareholder in the Fund.
[3]	Shareholders may be subject to a contingent deferred sales charge on shares repurchased during the first 365 days after their purchase.
[4]	The Management Fee paid by the Fund is calculated at the annual rate of 1.45% of the average daily value of the Fund’s average daily NAV.
[5]	Shareholders may pay to the Distributor a distribution fee that will accrue at an annual rate equal to 0.25% of the average daily net assets attributable to shares and is payable on a monthly basis. See “Plan of Distribution.”
[6]	The Fund may charge a shareholder servicing fee of up to 0.15% per year. The Fund may use this fee to compensate financial intermediaries or financial institutions for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund may reasonably request. For more information regarding Shareholder Servicing Expenses, see “Plan of Distribution.”
[7]	Other expenses include accounting, legal and auditing fees of the Fund, organizational and offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
[8]	Total Annual Expenses does not include the Acquired Fund Fees and Expenses.